UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   FORM N-Q
           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-05029

Name of Fund:         Legg Mason Income Trust, Inc.
Fund Address:         100 Light Street
                      Baltimore, MD  21202

Name and address of agent for service:   Richard M. Wachterman, Esq.
                                         Legg Mason Wood Walker, Incorporated
                                         100 Light Street
                                         Baltimore, MD 21202

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  12/31/2004

Date of reporting period:  9/30/2004

Item 1 - Schedule of Investments

Portfolio of Investments

Legg Mason Core Bond Fund
September 30, 2004 (Unaudited)
(Amounts in Thousands)

                                                                                    Maturity          Par/
                                                                       Rate           Date           Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Long-Term Securities -- 78.9%

Corporate Bonds and Notes -- 12.8%
  Aerospace/Defense -- 0.1%
  Northrop Grumman Corporation                                          4.08%       11/16/06       $       40     $      41
                                                                                                                 ------------


  Banking and Finance -- 2.1%
  Ford Motor Credit Company                                             6.88%        2/1/06               240           251
  Ford Motor Credit Company                                             7.00%       10/1/13               150           159
  General Motors Acceptance Corporation                                 5.63%       5/15/09               285           291
  Household Finance Corporation                                         4.63%       1/15/08               225           232
  Wells Fargo & Company                                                 3.50%        4/4/08               215           215
                                                                                                                 ------------
                                                                                                                      1,148
                                                                                                                 ------------

  Banks -- 0.8%
  Bank of America Corporation                                           3.88%       1/15/08               210           213
  Bank One Corporation                                                  6.50%        2/1/06               220           231
                                                                                                                 ------------
                                                                                                                        444
                                                                                                                 ------------

  Cable -- 0.6%
  Comcast Corporation                                                   6.50%       1/15/15               240           259
  Cox Communications, Inc.                                              3.88%       10/1/08                70            68
                                                                                                                 ------------
                                                                                                                        327
                                                                                                                 ------------

  Diversified Financial Services -- 0.8%
  CIT Group Inc.                                                        4.00%        5/8/08                 5             5
  Citigroup Inc.                                                        4.25%       7/29/09               230           234
  General Electric Capital Corporation                                  4.25%       1/15/08               230           236
                                                                                                                 ------------
                                                                                                                        475
                                                                                                                 ------------

  Electric -- 0.8%
  Dominion Resources, Inc.                                              5.70%       9/17/12               115           121
  FirstEnergy Corp.                                                     7.38%       11/15/31              235           264
  Oncor Electric Delivery Company                                       6.38%       1/15/15                30            33

  The Cleveland Electric Illuminating Company                           5.65%       12/15/13               20            21
                                                                                                                 ------------
                                                                                                                        439
                                                                                                                 ------------

  Energy -- 0.4%
  Duke Energy Corporation                                               5.63%       11/30/12              140           147
  Pacific Gas and Electric Company                                      2.30%        4/3/06                20            20 /A/
  Pacific Gas and Electric Company                                      6.05%        3/1/34                30            30
  TXU Energy Co.                                                        2.38%       1/17/06                50            50 /A,B/
                                                                                                                 ------------
                                                                                                                        247
                                                                                                                 ------------

  Environmental Services -- 0.2%
  Waste Management, Inc.                                                6.38%       11/15/12               85            94
                                                                                                                 ------------


  Food, Beverage and Tobacco -- 1.0%
  Altria Group, Inc.                                                    7.00%       11/4/13               185           193
  Anheuser-Busch Companies, Inc.                                        4.95%       1/15/14               165           169
  Kellogg Company                                                       6.60%        4/1/11                55            62
  Kraft Foods Inc.                                                      5.63%       11/1/11               135           142
                                                                                                                 ------------
                                                                                                                        566
                                                                                                                 ------------

  Investment Banking/Brokerage -- 1.6%
  Credit Suisse First Boston USA                                        4.63%       1/15/08                90            93
  J.P. Morgan Chase & Co.                                               3.63%        5/1/08               335           336
  Lehman Brothers Holdings Inc.                                         4.00%       1/22/08               115           117
  Morgan Stanley                                                        3.63%        4/1/08               190           190
  The Goldman Sachs Group, Inc.                                         4.13%       1/15/08               160           163
                                                                                                                 ------------
                                                                                                                        899
                                                                                                                 ------------

  Media -- 0.3%
  AOL Time Warner Inc.                                                  6.88%        5/1/12                75            84
  AOL Time Warner Inc.                                                  7.70%        5/1/32                75            87
                                                                                                                 ------------
                                                                                                                        171
                                                                                                                 ------------

  Oil and Gas -- 1.2%
  Amerada Hess Corporation                                              7.30%       8/15/31               100           109
  Apache Corporation                                                    6.25%       4/15/12                65            73
  Conoco Inc.                                                           6.95%       4/15/29               195           225
  ConocoPhillips                                                        4.75%       10/15/12               40            40
  Devon Energy Corporation                                              7.95%       4/15/32               140           174
  XTO Energy, Inc.                                                      7.50%       4/15/12                35            41
                                                                                                                 ------------
                                                                                                                        662
                                                                                                                 ------------

  Paper and Forest Products -- 0.6%
  International Paper Company                                           5.50%       1/15/14                70            72
  MeadWestvaco Corporation                                              6.85%        4/1/12                45            50
  Weyerhaeuser Company                                                  6.75%       3/15/12               190           213
                                                                                                                 ------------
                                                                                                                        335
                                                                                                                 ------------

  Retail -- 0.6%
  Target Corporation                                                    5.40%       10/1/08               155           165
  Wal-Mart Stores, Inc.                                                 3.38%       10/1/08               190           188
                                                                                                                 ------------
                                                                                                                        353
                                                                                                                 ------------

  Special Purpose -- 1.7%
  Anadarko Finance Company                                              6.75%        5/1/11               125           142
  ChevronTexaco Capital Company                                         3.50%       9/17/07               140           141
  DaimlerChrysler NA Holding Corporation                                4.05%        6/4/08               145           146
  Sprint Capital Corporation                                            4.78%       8/17/06                15            15
  Sprint Capital Corporation                                            6.00%       1/15/07               270           286
  Verizon Global Funding Corp.                                          7.38%        9/1/12               165           193
                                                                                                                 ------------
                                                                                                                        923
                                                                                                                 ------------

Total Corporate Bonds and Notes (Identified Cost -- $7,104)                                                             7,124
-----------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities -- 3.7%
  Fixed Rate Securities -- 2.5%
  Bank America Manufactured Housing Contract 1997-2                     6.79%       12/10/22              163           166
  Bank One Issuance Trust 2003-C1                                       4.54%       9/15/10               200           204
  Citibank Credit Card Issuance Trust 2000-B1                           7.05%       9/17/07               200           209
  Citibank Credit Card Issuance Trust 2001-C3                           6.65%       5/15/08               200           211
  Conseco Finance Home Equity Loan Trust 2001-A                         7.44%       3/15/32               200           202
  Green Tree Home Improvement Loan Trust 1999-E                         9.45%       10/15/24              200           204
  MMCA Automobile Owner Trust 2002-2                                    3.67%       7/17/06               22             22
  MMCA Automobile Owner Trust 2002-4                                    3.05%       11/16/09              200           200
                                                                                                                 ------------
                                                                                                                      1,418
                                                                                                                 ------------

  Indexed Securities /A/ -- 1.2%
  Citibank Credit Card Issuance Trust 2000-C2                           2.25%       10/15/07              200           200
  EQCC Trust 2002-1                                                     2.14%       11/25/31               26            26
  Merrill Lynch Mortgage Investors, Inc. 2002-NC1                       2.16%       5/25/33               24             24
  Residential Asset Mortgage Product Incorporated Residential
    Funding Securities Corporation 2004-RPIA                            2.14%       11/25/42              208           208
  Wachovia Asset Securitization, Inc. 2002-HE1                          2.21%       9/27/32               208           209
                                                                                                                 ------------
                                                                                                                        667
                                                                                                                 ------------

Total Asset-Backed Securities (Identified Cost -- $2,087)                                                               2,085
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities -- 1.5%
  Fixed Rate Securities -- 0.5%
  Asset Securitization Corporation 1996-D2                              6.92%       2/14/29                67            70
  Washington Mutual Mortgage Securities Corporation 2004-RA1            7.00%       3/25/34               196           200
                                                                                                                 ------------
                                                                                                                        270
                                                                                                                 ------------

  Stripped Security -- 0.2%
  Mach One Trust, Commercial Mortgage-Backed Securities 2004-1A         1.64%       5/28/40             1,297            88 /B,E1/
                                                                                                                 ------------

  Variable Rate Securities -- 0.8%
  Bear Stearns ARM Trust, Mortgage Pass-Through Certificates, Series
  2004-4                                                                3.52%       6/25/34               400           393
  Credit-Based Asset Servicing and Security 1999-3                      5.96%        1/3/29                63             62 /B/
                                                                                                                 ------------
                                                                                                                        455
                                                                                                                 ------------

Total Mortgage-Backed Securities (Identified Cost -- $810)                                                               813
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 41.7% Fixed Rate Securities -- 34.5%
  Fannie Mae                                                            1.65%       5/16/05               305           304
  Fannie Mae                                                            3.00%       4/26/19               140           140 /C/
  United States Treasury Bonds                                          6.25%       8/15/23               150           175
  United States Treasury Bonds                                          2.38%       1/15/25               151           157
  United States Treasury Bonds                                          5.25%       11/15/28               30            31
  United States Treasury Bonds                                          5.25%       2/15/29                90            94
  United States Treasury Bonds                                          5.38%       2/15/31            6,600          7,070
  United States Treasury Notes                                          1.50%       7/31/05               110           109
  United States Treasury Notes                                          1.50%       3/31/06                40            40
  United States Treasury Notes                                          2.75%       6/30/06             5,780         5,804
  United States Treasury Notes                                          3.13%       5/15/07               100           101
  United States Treasury Notes                                          3.00%       2/15/09             2,960         2,930
  United States Treasury Notes                                          4.00%       6/15/09             1,290         1,328
  United States Treasury Notes                                          3.63%       7/15/09                50            51
  United States Treasury Notes                                          3.50%       8/15/09               290           292
  United States Treasury Notes                                          3.38%       9/15/09               220           220
  United States Treasury Notes                                          4.25%       11/15/13               20            20
  United States Treasury Notes                                          4.25%       8/15/14               320           323
                                                                                                                 ------------
                                                                                                                    19,189
                                                                                                                 ------------

  Indexed Securities /D/ -- 7.2%
  United States Treasury Inflation-Protected Security                   3.38%       1/15/07             1,769         1,890
  United States Treasury Inflation-Protected Security                   3.88%       1/15/09               219           247
  United States Treasury Inflation-Protected Security                   3.38%       1/15/12                75            85
  United States Treasury Inflation-Protected Security                   2.00%       1/15/14               528           541
  United States Treasury Inflation-Protected Security                   2.00%       7/15/14               131           133
  United States Treasury Inflation-Protected Security                   3.88%       4/15/29               841         1,116
                                                                                                                 ------------
                                                                                                                      4,012
                                                                                                                 ------------

  Stripped Securities -- N.M.
  United States Treasury Bonds                                          0.00%       2/15/23                50            19  /E2/
                                                                                                                 ------------

Total U.S. Government and Agency Obligations (Identified Cost --
$23,082)                                                                                                              23,220
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- 15.9% Fixed Rate Securities
  -- 15.9%
  Fannie Mae                                                            6.00%   8/1/17 to 5/1/34       1,086          1,133
  Fannie Mae                                                            5.50%  12/1/17 to 5/1/34          839           854
  Fannie Mae                                                            5.50%       10/1/34               400           405 /F/
  Fannie Mae                                                            6.00%       10/1/34               100           104 /F/
  Freddie Mac                                                           5.50%   1/1/18 to 9/1/18          737           763
  Freddie Mac                                                           4.50%        4/1/19               485           484
                                                                                  11/15/28 to
  Government National Mortgage Association                              6.00%       12/15/33            1,536         1,594
  Government National Mortgage Association                              6.50%       2/15/32               722           762
  Government National Mortgage Association                              5.00%  8/15/33 to 5/15/34      1,202          1,198
                                                                                  10/15/33 to
  Government National Mortgage Association                              5.50%       4/15/34            1,541          1,571
                                                                                                                 ------------

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost --
$8,898)                                                                                                                8,868
----------------------------------------------------------------------------------------------------------------------------------
Yankee Bonds /G/ -- 3.3%
  Cable -- 0.1%
  Rogers Cable Inc.                                                     5.50%       3/15/14                90            83
                                                                                                                 ------------

  Foreign Governments -- 1.8%
  Russian Federation                                                    5.00%       3/31/30               360           346
  United Mexican States                                                 8.38%       1/14/11               110           129
  United Mexican States                                                 7.50%        4/8/33               488           513
                                                                                                                 ------------
                                                                                                                        988
                                                                                                                 ------------

  Manufacturing (Diversified) -- 0.5%
  Tyco International Group SA                                           6.38%       10/15/11               45            50
  Tyco International Group SA                                           6.88%       1/15/29               195           218
                                                                                                                 ------------
                                                                                                                        268
                                                                                                                 ------------

  Special Purpose -- 0.5%
  Apache Finance Canada Corp.                                           4.38%       5/15/15                60            58
  Banagricola DPR Funding Ltd.                                          2.81%       3/15/10               183           183 /A,B/
  Deutsche Telekom International Finance BV                             5.25%       7/22/13                40            41
                                                                                                                 ------------
                                                                                                                        282
                                                                                                                 ------------

  Telecommunications -- 0.4%
  British Telecommunications plc                                        8.38%       12/15/10              100           121
  INTELSAT                                                              6.50%       11/1/13                10             8
  Telecom Italia S.p.A.                                                 4.95%       9/30/14                70            69 /B/
                                                                                                                 ------------
                                                                                                                        198
                                                                                                                 ------------

Total Yankee Bonds (Identified Cost -- $1,771)                                                                          1,819
Total Long-Term Securities (Identified Cost -- $43,752)                                                                43,929
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term Securities -- 21.5%

  U.S. Government and Agency Obligations -- 1.0%
  Fannie Mae                                                            0.00%        4/1/05               580           574 /H,I/
                                                                                                                 ------------

  Options Purchased -- 0.0%
  Eurodollar Futures Call, January 2005, Strike Price $96.50                                                1 /J/         1
  Eurodollar Futures Put, April 2005, Strike Price $97.50                                                   4 /J/         2
  Eurodollar Futures Put, April 2005, Strike Price $97.75                                                  17 /J/        15
                                                                                                                 ------------

                                                                                                                         18
                                                                                                                 ------------

  Repurchase Agreements -- 20.5%
     Deutsche Bank 1.85%, dated 9/30/04, to be repurchased at $11,390 on 10/1/04 (Collateral: $11,408 Fannie Mae notes, 4.61%, due 10/10/13,
     value $11,867)                                                      1.85%       10/1/04           11,389        11,389
                                                                                                                 ------------

Total Short-Term Securities (Identified Cost -- $11,977)                                                             11,981
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments -- 100.4%  (Identified Cost -- $55,729)                                                             55,910
Other Assets Less Liabilities -- (0.4)%                                                                                 (216)
                                                                                                                 ------------

Net Assets -- 100.0%                                                                                               $55,694
-----------------------------------------------------------------------------------------------------------------------------------


                                                                       Expiration           Actual       Appreciation/
                                                                          Date            Contracts     (Depreciation)
-------------------------------------------------------------------------------------------------------------------------

Futures Purchased
     Eurodollar Futures                                           September 2005                     28             $  4
     U.S. Treasury Note Futures                                   December 2004                      14              (6)
                                                                                                           --------------
                                                                                                                   $ (2)
                                                                                                           --------------

Futures Written
     Eurodollar Futures                                           March 2005                         10             $  5
     U.S. Treasury Note Futures                                   December 2004                      16             N.M.
     U.S. Treasury Bond Futures                                   December 2004                      23              (1)
                                                                                                           --------------
                                                                                                                    $  4
                                                                                                           --------------

Options Written
     Eurodollar Futures Call, Strike Price $96.75                 October 2005                        2            $ (1)
     Eurodollar Futures Put, Strike Price $96.50                  December 2004                       1             N.M.
     U.S. Treasury Bond Futures Put, Strike Price $109.00         December 2004                      12                1
     U.S. Treasury Note Futures Call, Strike Price $112.00        December 2004                      25             (14)
     U.S. Treasury Note Futures Call, Strike Price $113.00        December 2004                      15              (3)
     U.S. Treasury Note Futures Call, Strike Price $114.00        December 2004                      16                1
     U.S. Treasury Note Futures Call, Strike Price $114.00        March 2005                          6             N.M.
     U.S. Treasury Note Futures Call, Strike Price $116.00        March 2005                          5                1
     U.S. Treasury Note Futures Put, Strike Price $102.00         March 2005                          3                2
     U.S. Treasury Note Futures Put, Strike Price $106.00         December 2004                      13                9
     U.S. Treasury Note Futures Put, Strike Price $108.00         December 2004                       2                1
     U.S. Treasury Note Futures Put, Strike Price $109.00         December 2004                      14                8
     U.S. Treasury Note Futures Put, Strike Price $109.00         December 2004                       2                1
     U.S. Treasury Note Futures Put, Strike Price $112.00         December 2004                       7              (2)
     U.S. Treasury Note Futures Put, Strike Price $109.00         March 2005                          8              (1)
                                                                                                           --------------
                                                                                                                    $  3
                                                                                                           --------------


Swaps
                              Termination           The Fund          The Fund          Contract        Appreciation/
      Agreement With             Date            Agrees to Pay      Will Receive     Notional Amount    (Depreciation)
--------------------------------------------------------------------------------------------------------------------------

  J.P. Morgan Chase & Co. September 20, 2009    Specified amount   1.15% Quarterly      $4,000                $ (7)
  (iBoxx 30 IG Hi-Vol)                                                                                      ---------
                                                 upon credit event

                                                    notice /K/

/A/  Indexed security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate ('LIBOR"). The coupon rates are the rates as of September 30, 2004.
/B/  Rule 144a security - A security purchased pursuant to Rule 144a under the
     Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 0.8% of net assets.
/C/  Stepped coupon security - A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
/D/  Treasury Inflation-Protected Security - Treasury securities whose principal value is adjusted daily in accordance with changes to the Consumer Price
     Index. Interest is calculated on the basis of the current adjusted principal value.
/E/  Stripped security - Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
/F/  When-issued security - Security purchased on a delayed delivery basis.
     Final settlement amount and maturity date have not yet been announced.
/G/  Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
/H/ Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity. /I/ Collateral to cover futures contracts. /J/ Represents actual number of contracts.
/K/ Upon bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000.

Portfolio of Investments

Legg Mason High Yield
September 30, 2004
(Amounts in Thousands) (Unaudited)

                                                                     Rate      Maturity Date      Shares/Par       Value
-----------------------------------------------------------------------------------------------------------------------------
Long-Term Securities -- 96.7%

Corporate Bonds and Notes -- 88.1%
Advertising -- 0.7%
  Vertis Inc.                                                          10.88%       06/15/2009         $1,385         $1,489
                                                                                                                -------------


Aerospace/Defense -- 1.7%
  Armor Holdings, Inc.                                                  8.25%       08/15/2013          1,450          1,599
  Esterline Technologies Corporation                                    7.75%       06/15/2013            943          1,009
  Hexcel Corporation                                                    9.88%       10/01/2008            966          1,082
                                                                                                                -------------
                                                                                                                       3,690
                                                                                                                -------------

Animal Hospitals -- 0.5%
  Vicar Operating, Inc.                                                 9.88%       12/01/2009            915          1,011
                                                                                                                -------------


Apparel -- 1.6%
  Oxford Industries, Inc.                                               8.88%       06/01/2011          1,161          1,260/A/
  Russell Corporation                                                   9.25%       05/01/2010            998          1,083
  The William Carter Company                                           10.88%       08/15/2011            887            995
                                                                                                                -------------
                                                                                                                       3,338
                                                                                                                -------------

Auto and Automotive Parts -- 2.0%
  Cummins Inc.                                                          9.50%       12/01/2010            992          1,146
  Keystone Automotive Operations Inc.                                   9.75%       11/01/2013          1,440          1,548
  TRW Automotive                                                        9.38%       02/15/2013            839            958
  TRW Automotive                                                       11.00%       02/15/2013            588            700
                                                                                                                -------------
                                                                                                                       4,352
                                                                                                                -------------

Automotive Retailer -- 0.9%
  Asbury Automotive Group Inc.                                          9.00%       06/15/2012          1,896          2,000
                                                                                                                -------------


Building Materials -- 3.7%
  Associated Materials Incorporated                                     0.00%       03/01/2014          1,990          1,448/A,B/
  Atrium Companies, Inc.                                               10.50%       05/01/2009          1,970          2,069
  Interface, Inc.                                                       7.30%       04/01/2008            553            556
  Interface, Inc.                                                      10.38%       02/01/2010          1,373          1,558
  Nortek Holdings, Inc.                                                 8.50%       09/01/2014          2,070          2,168/A/
                                                                                                                -------------
                                                                                                                       7,799
                                                                                                                -------------

Cable -- 3.4%
  Charter Communications Holdings, LLC                                  9.63%       11/15/2009          2,190          1,725
  Charter Communications Holdings, LLC                                 10.25%       09/15/2010          1,575          1,608
  Charter Communications Holdings, LLC                                  8.00%       04/30/2012            120            120/A/
  CSC Holdings Inc.                                                     7.63%       04/01/2011            990          1,043
  CSC Holdings Inc.                                                     6.75%       04/15/2012            170            170/A/
  CSC Holdings Inc.                                                     7.88%       02/15/2018            430            444
  CSC Holdings Inc.                                                     7.63%       07/15/2018            946            965
  LodgeNet Entertainment Corporation                                    9.50%       06/15/2013          1,152          1,256
                                                                                                                -------------
                                                                                                                       7,331
                                                                                                                -------------

Casino Resorts -- 2.6%
  Inn of The Mountain Gods                                             12.00%       11/15/2010          1,610          1,843
  Isle of Capri Casinos, Inc.                                           9.00%       03/15/2012            570            633
  Premier Entertainment Biloxi LLC                                     10.75%       02/01/2012            747            788
  River Rock Entertainment                                              9.75%       11/01/2011            990          1,042
  Station Casinos, Inc.                                                 6.88%       03/01/2016            470            483
  Wynn Las Vegas LLC                                                   12.00%       11/01/2010            541            676
                                                                                                                -------------
                                                                                                                       5,465
                                                                                                                -------------

Chemicals -- 3.2%
  Georgia Gulf Corporation                                              7.63%       11/15/2005              6              6
  Huntsman International LLC                                           10.13%       07/01/2009          1,247          1,309
  Lyondell Chemical Company                                             9.63%       05/01/2007          2,067          2,250
  MacDermid, Incorporated                                               9.13%       07/15/2011             22             25
  Millennium America Inc.                                               7.00%       11/15/2006            201            209
  Millennium America Inc.                                               9.25%       06/15/2008            782            862
  Nalco Company                                                         7.75%       11/15/2011            450            477
  Nalco Company                                                         8.88%       11/15/2013            640            688
  Westlake Chemical Corporation                                         8.75%       07/15/2011            962          1,080
                                                                                                                -------------
                                                                                                                       6,906
                                                                                                                -------------

Coal -- 0.7%
  Alpha Natural Resources LLC                                          10.00%       06/01/2012          1,360          1,499/A/
                                                                                                                -------------


Containers and Packaging -- 3.2%
  Graham Packaging Company                                              9.88%       10/15/2014            940            962/A/
  Graphic Packaging International Corp.                                 9.50%       08/15/2013          1,160          1,325
  Owens Brockway Glass Containers                                       8.75%       11/15/2012          1,330          1,476
  Owens-Illinois, Inc.                                                  7.50%       05/15/2010            420            430
  Smurfit-Stone Container Corporation                                   8.25%       10/01/2012            840            926
  Solo Cup Company                                                      8.50%       02/15/2014          1,670          1,645
                                                                                                                -------------
                                                                                                                       6,764
                                                                                                                -------------

Diversified Services -- 0.9%
  SPX Corporation                                                       7.50%       01/01/2013          1,842          1,872
                                                                                                                -------------


Electric -- 2.9%
  Nevada Power Company                                                  6.50%       04/15/2012          1,030          1,063/A/
  Orion Power Holdings, Inc.                                           12.00%       05/01/2010          1,703          2,129
  The AES Corporation                                                   9.00%       05/15/2015          2,743          3,093/A/
                                                                                                                -------------
                                                                                                                       6,285
                                                                                                                -------------

Electronics -- 1.3%
  BRL Universal Equipment 2001 A., L.P.                                 8.88%       02/15/2008            700            743
  Rayovac Corporation                                                   8.50%       10/01/2013            860            933
  Viasystems Inc.                                                      10.50%       01/15/2011          1,120          1,064
                                                                                                                -------------
                                                                                                                       2,740
                                                                                                                -------------

Energy -- 3.7%
  Calpine Corporation                                                   7.63%       04/15/2006          1,200          1,110
  Calpine Corporation                                                   8.63%       08/15/2010            777            505
  Calpine Corporation                                                   9.88%       12/01/2011            600            471/A/
  Calpine Corporation                                                   8.75%       07/15/2013          1,192            900/A/
  Calpine Generating Company                                           10.25%       04/01/2011            690            621/A/
  Calpine Generating Company                                           11.50%       04/01/2011            980            858/A/
  Midwest Generation LLC                                                8.56%       01/02/2016            750            787
  Midwest Generation LLC                                                8.75%       05/01/1934          1,000          1,090
  NRG Energy, Inc.                                                      8.00%       12/15/2013          1,402          1,502/A/
                                                                                                                -------------
                                                                                                                       7,844
                                                                                                                -------------

Entertainment -- 1.1%
  Cinemark, Inc.                                                        0.00%       03/15/2014          1,390            956/B/
  Loews Cineplex Entertainment Corporation                              9.00%       08/01/2014            680            702/A/
  Six Flags, Inc.                                                       9.75%       04/15/2013            820            775
                                                                                                                -------------
                                                                                                                       2,433
                                                                                                                -------------

Environmental Services -- 1.6%
  Allied Waste North America Incorporated                               7.63%       01/01/2006             69             72
  Allied Waste North America Incorporated                               8.50%       12/01/2008            979          1,062
  Allied Waste North America Incorporated                               7.38%       04/15/2014            440            424
  Capital Environment Resource, Inc.                                    9.50%       04/15/2014          1,790          1,700/A/
  Safety-Kleen Corp.                                                    9.25%       05/15/2009          3,894            214/C/
                                                                                                                -------------
                                                                                                                       3,472
                                                                                                                -------------

Food, Beverage and Tobacco -- 1.0%
  Cott Beverages Incorporated                                           8.00%       12/15/2011            950          1,038
  Domino's, Inc.                                                        8.25%       07/01/2011          1,014          1,098
                                                                                                                -------------
                                                                                                                       2,136
                                                                                                                -------------

Gaming -- 0.8%
  Argosy Gaming Company                                                 9.00%       09/01/2011          1,432          1,607
                                                                                                                -------------


Gas and Pipeline Utilities -- 3.9%
  ANR Pipeline, Inc.                                                    8.88%       03/15/2010            322            362
  ANR Pipeline, Inc.                                                    9.63%       11/01/2021            477            568
  Colorado Interstate Gas Company                                      10.00%       06/15/2005            540            567
  Dynegy Holdings Inc.                                                 10.13%       07/15/2013          2,350          2,702/A/
  GulfTerra Energy Partners, L.P.                                      10.63%       12/01/2012            466            585
  Northwest Pipelines Corporation                                       8.13%       03/01/2010            481            539
  Sonat Inc.                                                            6.88%       06/01/2005            700            709
  Southern Natural Gas Company                                          8.88%       03/15/2010            678            763
  The Williams Companies, Inc.                                          8.75%       03/15/1932            921          1,029
  Transcontinental Gas Pipeline Corporation                             8.88%       07/15/2012            439            534
                                                                                                                -------------
                                                                                                                       8,358
                                                                                                                -------------

Health Care -- 2.2%
  Ardent Health Services                                               10.00%       08/15/2013          1,380          1,394
  Equinox Holdings Inc                                                  9.00%       12/15/2009            940            968
  Tenet Healthcare Corporation                                          9.88%       07/01/2014          2,147          2,244/A/
                                                                                                                -------------
                                                                                                                       4,606
                                                                                                                -------------

Investment Banking/Brokerage -- 0.5%
  Refco Finance Inc                                                     9.00%       08/01/2012          1,020          1,089/A/
                                                                                                                -------------


Lodging/Hotels -- 0.1%
  La Quinta Inns, Inc.                                                  8.88%       03/15/2011             70             79
  Starwood Hotels & Resorts Worldwide, Inc.                             7.88%       05/01/2012            100            113
                                                                                                                -------------
                                                                                                                         192
                                                                                                                -------------

Machinery -- 2.3%
  Case New Holland Incorporated                                         9.25%       08/01/2011          1,630          1,825/A/
  Case New Holland Incorporated                                         9.25%       08/01/2011            230            258/A/
  Grant Prideco, Inc.                                                   9.00%       12/15/2009            877            980
  Joy Global Inc.                                                       8.75%       03/15/2012          1,125          1,271
  Terex Corporation                                                     9.25%       07/15/2011            440            493
                                                                                                                -------------
                                                                                                                       4,827
                                                                                                                -------------

Manufacturing (Diversified) -- 2.9%
  Ames True Temper                                                     10.00%       07/15/2012          1,000          1,021/A/
  Jacuzzi Brands Incorporated                                           9.63%       07/01/2010          1,864          2,060
  Koppers Inc.                                                          9.88%       10/15/2013            920          1,017
  MMI Products, Inc.                                                   11.25%       04/15/2007          1,030          1,040
  Samsonite Corporation                                                 8.88%       06/01/2011            960          1,003/A/
                                                                                                                -------------
                                                                                                                       6,141
                                                                                                                -------------

Media -- 3.0%
  EchoStar DBS Corporation                                              4.85%       10/01/2008          1,090          1,131/D/
  EchoStar DBS Corporation                                              6.63%       10/01/2014          1,070          1,063/A/
  Lamar Media Corporation                                               7.25%       01/01/2013            650            699
  Paxson Communications Corporation                                    10.75%       07/15/2008            645            648
  Paxson Communications Corporation                                     0.00%       01/15/2009             25             22/B/
  PRIMEDIA Inc.                                                         7.09%       05/15/2010            580            583/A,D/
  Sinclair Broadcast Group, Inc.                                        8.75%       12/15/2011            990          1,074
  Warner Music Group                                                    7.38%       04/15/2014          1,040          1,076/A/
                                                                                                                -------------
                                                                                                                       6,296
                                                                                                                -------------

Medical Care Facilities -- 0.9%
  HCA Inc.                                                              8.75%       09/01/2010            136            159
  HCA Inc.                                                              7.88%       02/01/2011            510            577
  HCA Inc.                                                              9.00%       12/15/2014            970          1,181
                                                                                                                -------------
                                                                                                                       1,917
                                                                                                                -------------

Medical Products -- N.M.
  Fresenius Medical Care Capital Trust II                               7.88%       02/01/2008             89             97/E/
                                                                                                                -------------


Medical Supplies and Services -- 0.4%
  AmeriPath Inc.                                                       10.50%       04/01/2013            838            855
                                                                                                                -------------


Metals -- 0.5%
  Century Aluminum Company                                              7.50%       08/15/2014            980          1,031/A/
                                                                                                                -------------


Oil and Gas -- 7.1%
  Amerigas Partners LP                                                  8.88%       05/20/2011            806            888
  Belden Blake Corporation                                              8.75%       07/15/2012          1,230          1,310/A/
  Chesapeake Energy Corporation                                         9.00%       08/15/2012          1,083          1,237
  Chesapeake Energy Corporation                                         7.50%       09/15/2013             40             44
  El Paso CGP Co.                                                       7.75%       06/15/2010          1,180          1,180
  El Paso Corporation                                                   6.95%       12/15/2007            698            701
  El Paso Corporation                                                   7.88%       06/15/2012            750            744
  El Paso Corporation                                                   7.80%       08/01/1931            730            641
  El Paso Corporation                                                   7.75%       01/15/1932            670            585
  El Paso Energy Partners                                               8.50%       06/01/2011            173            194
  El Paso Production Holding Company                                    7.75%       06/01/2013            330            331
  Ferrellgas LP                                                         6.75%       05/01/2014            510            520
  Ferrellgas Partners LP                                                8.75%       06/15/2012            150            165
  KCS Energy, Inc.                                                      7.13%       04/01/2012            930            972
  Pacific Energy Partners                                               7.13%       06/15/2014            530            574/A/
  Parker Drilling Company                                               6.54%       09/01/2010          1,060          1,063/A,D/
  Plains Exploration & Production Company                               7.13%       06/15/2014            810            869/A/
  Pride International, Inc.                                             7.38%       07/15/2014            920          1,021/A/
  Suburban Propane Partners LP                                          6.88%       12/15/2013          1,000          1,030
  Vintage Petroleum, Inc.                                               7.88%       05/15/2011            722            773
  Vintage Petroleum, Inc.                                               8.25%       05/01/2012            250            278
                                                                                                                -------------
                                                                                                                      15,120
                                                                                                                -------------

Paper and Forest Products -- 1.8%
  Georgia-Pacific Corp                                                  9.50%       12/01/2011          1,122          1,388
  Georgia-Pacific Corp.                                                 9.38%       02/01/2013          1,137          1,339
  Georgia-Pacific Corp.                                                 7.75%       11/15/2029              6              6
  Georgia-Pacific Corp.                                                 8.88%       05/15/1931            840          1,019
                                                                                                                -------------
                                                                                                                       3,752
                                                                                                                -------------

Pharmaceuticals -- 0.4%
  Leiner Health Products Inc.                                          11.00%       06/01/2012            800            850/A/
                                                                                                                -------------


Publishing -- 0.4%
  Dex Media East LLC                                                    9.88%       11/15/2009             19             22
  Dex Media East LLC                                                   12.13%       11/15/2012            641            798
                                                                                                                -------------
                                                                                                                         820
                                                                                                                -------------

Real Estate -- 0.6%
  Forest City Enterprises, Inc.                                         7.63%       06/01/2015            140            147
  Ventas Realty, Limited Partnership                                    8.75%       05/01/2009            695            775
  Ventas Realty, Limited Partnership                                    9.00%       05/01/2012            408            465
                                                                                                                -------------
                                                                                                                       1,387
                                                                                                                -------------

Rental and Lease Services (Commercial) -- 0.7%
  NationsRent Inc.                                                      9.50%       10/15/2010          1,390          1,508
                                                                                                                -------------


Retail -- 2.6%
  American Achievement Corp.                                            8.25%       04/01/2012            780            819/A/
  Dennys Corp. Holdings, Inc.                                          10.00%       10/01/2012          1,010          1,014/A/
  Hollywood Entertainment Corporation                                   9.63%       03/15/2011            411            440
  Norcraft Companies                                                    9.00%       11/01/2011          1,470          1,602/A/
  Stater Bros. Holdings Inc.                                            5.38%       06/15/2010            640            650/A,D/
  Toys "R" Us, Inc.                                                     7.88%       04/15/2013            980            977
                                                                                                                -------------
                                                                                                                       5,502
                                                                                                                -------------

Special Purpose -- 7.6%
  Alamosa Incorporated                                                 11.00%       07/31/2010          1,124          1,273
  H & E Equipment Services LLC                                         11.13%       06/15/2012          1,314          1,353
  Huntsman Advanced Materials LLC                                      11.00%       07/15/2010            370            429/A/
  Jostens IH Corporation                                                7.63%       10/01/2012          1,520          1,527/A/
  Milacron Escrow Corporation                                          11.50%       05/15/2011          1,195          1,267/A/
  Norcraft Holdings LP                                                  0.00%       09/01/2012            670            486/A,B/
  Qwest Capital Funding, Inc.                                           7.00%       08/03/2009          1,251          1,145
  Rainbow National Services LLC                                         8.75%       09/01/2012            510            529/A/
  Rainbow National Services LLC                                        10.38%       09/01/2014          1,000          1,048/A/
  Sensus Metering Systems Inc.                                          8.63%       12/15/2013          1,481          1,510
  The Williams Companies, Inc. Credit-Linked Certificates               6.75%       04/15/2009            910            949/A/
  Transdigm Funding Corp.                                               8.38%       07/15/2011          1,027          1,099
  UCAR Finance Inc.                                                    10.25%       02/15/2012          1,315          1,506
  UGS Corporation                                                      10.00%       06/01/2012            900            981/A/
  WII Components, Inc.                                                 10.00%       02/15/2012          1,000            970
                                                                                                                -------------
                                                                                                                      16,072
                                                                                                                -------------

Steel Products -- 0.3%
  Allegheny Technologies, Inc.                                          8.38%       12/15/2011            660            703
                                                                                                                -------------


Storage Facilities -- 0.7%
  Mobile Mini, Inc.                                                     9.50%       07/01/2013          1,260          1,399
                                                                                                                -------------


Telecommunications -- 5.5%
  AT&T Corp.                                                            8.05%       11/15/2011            720            806/B/
  AT&T Corp.                                                            8.75%       11/15/1931            680            741/B/
  Cincinnati Bell Inc.                                                  7.25%       07/15/2013            144            138
  Cincinnati Bell Inc.                                                  8.38%       01/15/2014          2,150          1,962
  GTE Hawaiian Telephone Company, Inc.                                  7.00%       02/01/2006            300            309
  GTE Hawaiian Telephone Company, Inc.                                  7.38%       09/01/2006            230            240
  Insight Midwest, L.P.                                                10.50%       11/01/2010          1,100          1,205
  MCI Inc.                                                              5.91%       05/01/2007            377            374
  MCI Inc.                                                              6.69%       05/01/2009            377            363
  MCI Inc.                                                              7.74%       05/01/2014            323            306
  Qwest Communications International Inc.                               7.25%       02/15/2011          1,080          1,023/A/
  Qwest Corporation                                                     7.88%       09/01/2011          1,580          1,639/A/
  Qwest Services Corporation                                           14.00%       12/15/2010          2,139          2,497/A,B/
                                                                                                                -------------
                                                                                                                      11,603
                                                                                                                -------------

Telecommunications (Cellular/Wireless) -- 2.8%
  Centennial Communications Corporation                                 8.63%       02/01/2014          1,300          1,240/A,B/
  Nextel Communications, Inc.                                           5.25%       01/15/2010          1,139          1,135/F/
  Nextel Communications, Inc.                                           7.38%       08/01/2015            685            736
  Rural Cellular Corporation                                            8.25%       03/15/2012            780            794/A/
  SBA Communications Corporation                                        0.00%       12/15/2011          1,395          1,130/B/
  US Unwired Inc.                                                      10.00%       06/15/2012            800            830
                                                                                                                -------------
                                                                                                                       5,865
                                                                                                                -------------

Transportation -- 2.7%
  Continental Airlines, Inc.                                            7.37%       06/15/2017          1,042            818
  Gulfmark Offshore, Inc.                                               7.75%       07/15/2014          1,110          1,124/A/
  Horizon Lines, LLC                                                    9.00%       11/01/2012            800            844/A/
  Kansas City Southern Railway                                          9.50%       10/01/2008          1,834          2,008
  OMI Corporation                                                       7.63%       12/01/2013            956            981
                                                                                                                -------------
                                                                                                                       5,775
                                                                                                                -------------

Water Utilities -- 0.7%
  National Waterworks, Inc.                                            10.50%       12/01/2012          1,247          1,415
                                                                                                                -------------


Total Corporate Bonds and Notes (Identified Cost -- $182,611)                                                         187,213
-----------------------------------------------------------------------------------------------------------------------------

Yankee Bonds /G/ -- 7.7%
Building Materials -- 0.2%
  North American Energy Partners                                        8.75%       12/01/2011            390            380/A/
                                                                                                                -------------


Chemicals -- 1.5%
  Rhodia SA                                                            10.25%       06/01/2010          1,360          1,408
  Rhodia SA                                                             8.88%       06/01/2011          1,980          1,722
                                                                                                                -------------
                                                                                                                       3,130
                                                                                                                -------------

Foreign Governments -- 0.6%
  Federative Republic of Brazil                                        14.50%       10/15/2009          1,070          1,380
                                                                                                                -------------


Media -- 0.8%
  Kabel Deutschland GmbH                                               10.63%       07/01/2014          1,540          1,679/A/
                                                                                                                -------------


Oil and Gas -- 0.7%
  Western Oil Sands Inc.                                                8.38%       05/01/2012          1,355          1,562
                                                                                                                -------------


Paper and Forest Products -- 0.7%
  Abitibi Consolidated Inc.                                             5.38%       06/15/2011            880            889/D/
  Abitibi-Consolidated Inc.                                             8.55%       08/01/2010            630            676
                                                                                                                -------------
                                                                                                                       1,565
                                                                                                                -------------

Services -- 0.4%
  Compagnie Generale de Geophysique S.A.                               10.63%       11/15/2007            708            750
                                                                                                                -------------


Special Purpose -- 0.3%
  Calpine Canada Energy Finance                                         8.50%       05/01/2008            753            520
  Gemstone Investors Limited                                            7.71%       10/31/2004             40             40/A/
                                                                                                                -------------
                                                                                                                         560
                                                                                                                -------------

Steel (Producers) -- 0.7%
  Ispat Inland Ulc                                                      9.75%       04/01/2014          1,360          1,499
                                                                                                                -------------


Telecommunications -- 0.9%
  Inmarsat Finance PLC                                                  7.63%       06/30/2012          1,360          1,350/A/
  Nortel Networks Ltd.                                                  6.13%       02/15/2006            551            562
                                                                                                                -------------
                                                                                                                       1,912
                                                                                                                -------------

Telecommunications (Cellular/Wireless) -- 0.4%
  Rogers Wireless Communications Inc.                                   9.63%       05/01/2011            828            923
                                                                                                                -------------


Transportation -- 0.5%
  Teekay Shipping Corporation                                           8.88%       07/15/2011            915          1,035
                                                                                                                -------------


Total Yankee Bonds (Identified Cost -- $16,147)                                                                        16,375
-----------------------------------------------------------------------------------------------------------------------------

Common Stocks -- 0.1%
Engineering and Construction -- 0.1%
  Washington Group International, Inc.                                                                      8shs         294/H/
                                                                                                                -------------

Food -- N.M.
  International Fast Food Corporation                                                                      40            N.M/H/
                                                                                                                -------------

Telecommunications -- N.M.
  Cincinnati Bell Inc.                                                                                    0.1            N.M/H/
                                                                                                                -------------

Total Common Stocks (Identified Cost -- $2,846)                                                                           294
-----------------------------------------------------------------------------------------------------------------------------

Preferred Stocks -- 0.7%
  High Voltage Engineering Corporation                                                                    0.5              5/I/
                                                                                                                -------------

  Paxson Communications Corporation                                                                       0.1          1,113/I/
                                                                                                                -------------

  Rural Cellular Corporation                                                                                4            360/I/
                                                                                                                -------------

Total Preferred Stocks (Identified Cost -- $2,055)                                        1,478                         1,478
-----------------------------------------------------------------------------------------------------------------------------

Warrants -- 0.1%
  American Tower Corporation                                                                                1wts         156/A,I/
  Horizon PCS, Inc.                                                                                         2            N.M/A,I/
  Next Generation Network,  Inc.                                                                           16            N.M/I/
  Washington Group International, Series A                                                                  5             45/I/
  Washington Group International, Series B                                                                  6             36/I/
  Washington Group International, Series C                                                                  3             18/I/
                                                                                                                -------------
                                                                                                                         255

Total Warrants (Identified Cost -- $310)                                                                                  255
Total Long-Term Securities (Identified Cost -- $203,969)                                                              205,615
-----------------------------------------------------------------------------------------------------------------------------

Short-Term Securities -- 0.9%

Repurchase Agreements -- 0.9%
  Deutsche Bank
  1.85%, dated 9/30/04, to be repurchased at $976 on
  10/1/04 (Collateral: $978 Fannie Mae notes, 4.61%,
  due 10/10/13, value $1,017)                                                                            $976            976

  Goldman, Sachs & Company
  1.85%, dated 9/30/04, to be repurchased at $1,000 on
  10/1/04 (Collateral: $950 Fannie Mae notes, 5.5%, due
  3/15/11, value $1,026)                                                                                1,000          1,000
                                                                                                                -------------
                                                                                                                       1,976

Total Repurchase Agreements                                                                                            1,976
Total Short-Term Securities (Identified Cost -- $1,976)                                                                 1,976
-----------------------------------------------------------------------------------------------------------------------------

Total Investments -- 97.6%  (Identified Cost -- $205,945)                                                              207,591
Other Assets Less Liabilities -- 2.4%                                                                                   5,051
                                                                                                                -------------


Net Assets -- 100.0%                                                                                                 $212,642
-----------------------------------------------------------------------------------------------------------------------------

/A/ Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 28.8% of net assets.
/B/ Stepped coupon security - A security with a predetermined schedule of interest or dividend rate changes. coupon rates are the rates as of September 30, 2004.
/C/ Bond is in default at September 30, 2004.
/D/ Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate ('LIBOR"). The coupon rates are the rates as of September 30, 2004.
/E/ Unit - A security which consists of a bond and warrants to purchase the stock of the issuer. /F/ Convertible security - Security may be converted into the issuer's common stock. /G/ Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities. /H/ Non-income producing.
/I/ Pay-in-Kind ("PIK") security - A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
N.M. Not meaningful.

Portfolio of Investments

Legg Mason Investment Grade

(Amounts in Thousands) (Unaudited)

                                                                     Rate    Maturity Date      Shares/Par      Value
----------------------------------------------------------------------------------------------------------------------------------
Long-Term Securities -- 96.7%

Corporate Bonds and Notes -- 72.4%
Aerospace/Defense -- 1.4%
  General Dynamics Corporation                                         3.00%      05/15/2008          $525           $516
  L-3 Communications Corp.                                             7.63%      06/15/2012         1,000          1,100
  Lockheed Martin Corporation                                          8.50%      12/01/2029           760          1,005
  Northrop Grumman Corporation                                         4.08%      11/16/2006           680            691
  Raytheon Company                                                     6.15%      11/01/2008           825            897
  Raytheon Company                                                     5.38%      04/01/2013           400            416
  Raytheon Company                                                     6.40%      12/15/2018           840            915
                                                                                                             -------------
                                                                                                                    5,540
                                                                                                             -------------
Auto Parts and Equipment -- 0.3%
  American Axle & Manufacturing Inc.                                   5.25%      02/11/2014           800            789
  Lear Corporation                                                     7.96%      05/15/2005           231            238
                                                                                                             -------------
                                                                                                                    1,027
                                                                                                             -------------
Automotive -- 1.4%
  Ford Motor Company                                                   7.45%      07/16/1931         1,670          1,638
  Ford Motor Company                                                   8.90%      01/15/1932           370            415
  General Motors Corporation                                           8.25%      07/15/2023           650            683
  General Motors Corporation                                           8.38%      07/15/1933         2,750          2,920
                                                                                                             -------------
                                                                                                                    5,656
                                                                                                             -------------
Banking and Finance -- 8.9%
  Boeing Capital Corporation                                           6.50%      02/15/2012         1,000          1,120
  Boeing Capital Corporation                                           5.80%      01/15/2013         1,500          1,609
  Capital One Bank                                                     4.88%      05/15/2008           150            155
  Caterpillar Financial Services Corporation                           4.50%      06/15/2009         1,040          1,068
  Countrywide Home Loans, Inc.                                         2.88%      02/15/2007         1,320          1,306
  Countrywide Home Loans, Inc.                                         3.25%      05/21/2008         1,200          1,180
  Ford Motor Credit Company                                            6.88%      02/01/2006           250            262
  Ford Motor Credit Company                                            6.50%      01/25/2007         6,950          7,361
  Ford Motor Credit Company                                            7.38%      10/28/2009         2,500          2,738
  Ford Motor Credit Company                                            7.25%      10/25/2011         1,600          1,732
  Ford Motor Credit Company                                            7.00%      10/01/2013         2,730          2,886
  General Motors Acceptance Corporation                                2.60%      05/18/2006         1,725          1,729/A/
  General Motors Acceptance Corporation                                6.13%      08/28/2007         3,000          3,161
  General Motors Acceptance Corporation                                6.88%      09/15/2011           160            168
  General Motors Acceptance Corporation                                0.00%      06/15/2015         2,700          1,351/B/
  John Deere Capital Corporation                                       4.50%      08/22/2007           495            511
  MBNA America Bank                                                    7.75%      09/15/2005         1,200          1,250/C/
  Mizuho Financial Group, Inc.                                         5.79%      04/15/2014         2,595          2,677/C/
  National Rural Utilities Cooperative Finance Corporation             7.25%      03/01/2012         1,700          1,967
  SB Treasury Company LLC                                              9.40%      12/29/1949           840            989/C/
  Toyota Motor Credit Corporation                                      5.50%      12/15/2008         1,000          1,070
                                                                                                             -------------
                                                                                                                   36,290
                                                                                                             -------------
Banks -- 4.0%
  Bank of America Corporation                                          3.38%      02/17/2009         1,500          1,476
  Bank of America Corporation                                          7.40%      01/15/2011         1,785          2,080
  Bank of America Corporation                                          4.75%      08/15/2013           470            469
  Bank One Corporation                                                 4.13%      09/01/2007           730            746
  BankAmerica Capital                                                  2.17%      01/15/2027           585            565/A/
  CBA Capital Trust I                                                  5.81%      12/31/1949         3,510          3,633/C/
  Chase Capital II                                                     2.19%      02/01/2027         1,980          1,872/A/
  UnionBanCal Corporation                                              5.25%      12/16/2013           785            801
  Wachovia Bank NA                                                     7.80%      08/18/2010           580            683
  Wachovia Corporation                                                 3.63%      02/17/2009         2,400          2,381
  Washington Mutual, Inc.                                              5.63%      01/15/2007           700            736
  Washington Mutual, Inc.                                              4.63%      04/01/2014         1,000            956
                                                                                                             -------------
                                                                                                                   16,398
                                                                                                             -------------
Building Materials -- N.M.
  American Standard, Inc.                                              8.25%      06/01/2009            37             42
  American Standard, Inc.                                              7.63%      02/15/2010             5              6
                                                                                                             -------------
                                                                                                                       48
                                                                                                             -------------
Cable -- 1.9%
  Comcast Cable Communications, Inc.                                   6.75%      01/30/2011           960          1,065
  Comcast Corporation                                                  7.05%      03/15/1933         1,800          1,975
  Cox Communications, Inc.                                             7.13%      10/01/2012         2,875          3,119
  CSC Holdings Inc.                                                    7.63%      07/15/2018         1,500          1,530
  Tele-Communications, Inc.                                            7.13%      02/15/2028           180            196
                                                                                                             -------------
                                                                                                                    7,885
                                                                                                             -------------
Casino Resorts -- 0.2%
  Harrah's Operating Company, Inc.                                     7.88%      12/15/2005           500            528
  Harrah's Operating Company, Inc.                                     5.50%      07/01/2010           410            424/C/
                                                                                                             -------------
                                                                                                                      952
                                                                                                             -------------
Chemicals -- 0.7%
  E. I. du Pont de Nemours and Company                                 4.88%      04/30/2014         1,100          1,121
  The Dow Chemical Company                                             6.00%      10/01/2012           750            810
  The Dow Chemical Company                                             7.38%      11/01/2029           800            929
                                                                                                             -------------
                                                                                                                    2,860
                                                                                                             -------------
Computer Services and Systems -- 1.2%
  Compaq Computer Corporation                                          7.65%      08/01/2005         1,500          1,562
  Electronic Data Systems Corporation                                  7.13%      10/15/2009           530            569
  Electronic Data Systems Corporation                                  6.50%      08/01/2013           500            504
  Electronic Data Systems Corporation                                  7.45%      10/15/2029           570            571
  International Business Machines Corporation                          4.75%      11/29/2012         1,750          1,775
                                                                                                             -------------
                                                                                                                    4,981
                                                                                                             -------------
Consumer Products -- 0.3%
  The Procter & Gamble Company                                         4.30%      08/15/2008         1,000          1,031
                                                                                                             -------------

Diversified Financial Services -- 6.5%
  Associates Corporation of North America                              8.15%      08/01/2009           775            910
  Capital One Financial Corporation                                    8.75%      02/01/2007           400            446
  Capital One Financial Corporation                                    7.13%      08/01/2008           340            375
  CIT Group Inc.                                                       3.88%      11/03/2008         1,065          1,065
  Citigroup Inc.                                                       5.50%      08/09/2006         1,000          1,046
  Citigroup Inc.                                                       5.00%      03/06/2007         4,800          5,009
  Citigroup Inc.                                                       5.63%      08/27/2012         1,600          1,710
  General Electric Capital Corporation                                 6.80%      11/01/2005         1,970          2,058
  General Electric Capital Corporation                                 4.25%      01/15/2008         4,900          5,028
  General Electric Capital Corporation                                 3.50%      05/01/2008         2,640          2,642
  General Electric Capital Corporation                                 5.45%      01/15/2013         1,600          1,695
  General Electric Capital Corporation                                 6.75%      03/15/1932             5              6
  IBJ Preferred Capital Corp. LLC                                      8.79%      12/29/1949         1,520          1,738/C/
  Wells Fargo & Company                                                5.13%      02/15/2007         2,600          2,713
  Wells Fargo & Company                                                5.00%      11/15/2014            90             92
                                                                                                             -------------
                                                                                                                   26,533
                                                                                                             -------------
Diversified Services -- 0.2%
  SPX Corporation                                                      7.50%      01/01/2013         1,000          1,016
                                                                                                             -------------

Drug and Grocery Store Chains -- 0.5%
  Kroger Company                                                       8.00%      09/15/2029         1,000          1,215
  Safeway Inc.                                                         5.80%      08/15/2012           750            786
                                                                                                             -------------
                                                                                                                    2,001
                                                                                                             -------------
Electric -- 4.5%
  AEP Texas Central Company                                            5.50%      02/15/2013         1,060          1,103
  American Electric Power Company, Inc.                                6.13%      05/15/2006           965          1,012
  American Electric Power Company, Inc.                                5.25%      06/01/2015           350            351
  Commonwealth Edison Company                                          6.15%      03/15/2012           560            623
  Dominion Resources, Inc.                                             5.13%      12/15/2009           490            508
  Dominion Resources, Inc.                                             5.70%      09/17/2012           590            620
  FirstEnergy Corp.                                                    6.45%      11/15/2011         2,285          2,492
  FirstEnergy Corp.                                                    7.38%      11/15/1931         3,515          3,948
  Niagara Mohawk Power Corporation                                     7.75%      10/01/2008         1,010          1,150
  Oncor Electric Delivery Company                                      7.00%      09/01/2022           500            563
  Southern California Edison Company                                   8.00%      02/15/2007           950          1,052
  System Energy Resources, Inc.                                        4.88%      10/01/2007         1,020          1,048
  Tampa Electric Company                                               6.38%      08/15/2012           380            415
  The Cleveland Electric Illuminating Company                          5.65%      12/15/2013           940            973
  The Cleveland Electric Illuminating Company                          7.88%      11/01/2017           850          1,035
  The Detroit Edison Company                                           5.20%      10/15/2012         1,260          1,304
                                                                                                             -------------
                                                                                                                   18,197
                                                                                                             -------------
Energy -- 4.0%
  Alabama Power Company                                                3.13%      05/01/2008           920            905
  Calpine Corporation                                                  7.75%      04/15/2009            49             31
  Calpine Corporation                                                  8.50%      02/15/2011           620            397
  DTE Energy Company                                                   6.38%      04/15/1933           350            356
  Duke Energy Corporation                                              2.30%      12/08/2005         1,020          1,022/A/
  Duke Energy Corporation                                              5.63%      11/30/2012           270            283
  Exelon Corporation                                                   6.75%      05/01/2011         2,000          2,233
  MidAmerican Energy Holdings Company                                  5.88%      10/01/2012           750            792
  Pacific Gas and Electric Company                                     2.30%      04/03/2006         1,210          1,211/A/
  Pacific Gas and Electric Company                                     6.05%      03/01/1934         4,270          4,346
  Sempra Energy                                                        2.21%      05/21/2008         1,685          1,683/A/
  TXU Co.                                                              6.38%      06/15/2006           100            105
  TXU Energy Co.                                                       2.38%      01/17/2006           710            712/A,C/
  TXU Energy Co.                                                       7.00%      03/15/2013           930          1,050
  Xcel Energy, Inc.                                                    7.00%      12/01/2010           900          1,018
                                                                                                             -------------
                                                                                                                   16,144
                                                                                                             -------------
Environmental Services -- 0.6%
  Republic Services, Inc.                                              6.75%      08/15/2011         1,340          1,502
  Safety-Kleen Corp.                                                   9.25%      05/15/2009           119              7/D/
  Waste Management, Inc.                                               6.38%      11/15/2012           310            343
  Waste Management, Inc.                                               7.38%      05/15/2029           690            792
                                                                                                             -------------
                                                                                                                    2,644
                                                                                                             -------------
Food, Beverage and Tobacco -- 3.8%
  Altria Group, Inc.                                                   6.38%      02/01/2006           490            506
  Altria Group, Inc.                                                   7.00%      11/04/2013         2,365          2,468
  Coca-Cola Enterprises Inc.                                           5.25%      05/15/2007           980          1,030
  Fosters Finance Corporation                                          4.88%      10/01/2014           840            833/C/
  Kellogg Company                                                      6.00%      04/01/2006         1,000          1,046
  Kellogg Company                                                      7.45%      04/01/1931           650            802
  Kraft Foods Inc.                                                     4.00%      10/01/2008         3,750          3,773
  Kraft Foods Inc.                                                     6.25%      06/01/2012           210            230
  Kraft Foods Inc.                                                     6.50%      11/01/1931         1,050          1,132
  R.J. Reynolds Tobacco Holdings, Inc.                                 7.75%      05/15/2006         1,280          1,331
  R.J. Reynolds Tobacco Holdings, Inc.                                 7.88%      05/15/2009           860            890
  The Pepsi Bottling Group, Inc.                                       7.00%      03/01/2029           340            402
  Tyson Foods, Inc.                                                    7.00%      01/15/2028           800            848
                                                                                                             -------------
                                                                                                                   15,291
                                                                                                             -------------
Gas and Pipeline Utilities -- 1.5%
  CenterPoint Energy Resources Corp.                                   7.88%      04/01/2013         1,010          1,190
  Dynegy Holdings Inc.                                                 8.75%      02/15/2012         1,690          1,758
  Tennessee Gas Pipeline Company                                       8.38%      06/15/1932         1,000          1,070
  The Williams Companies, Inc.                                         7.63%      07/15/2019         2,000          2,190
                                                                                                             -------------
                                                                                                                    6,208
                                                                                                             -------------
Health Care -- 0.7%
  Tenet Healthcare Corporation                                         7.38%      02/01/2013         2,310          2,172
  Tenet Healthcare Corporation                                         6.88%      11/15/1931           750            594
                                                                                                             -------------
                                                                                                                    2,766
                                                                                                             -------------
Homebuilding -- 0.2%
  Centex Corporation                                                   5.13%      10/01/2013           420            419
  Pulte Homes, Inc.                                                    6.25%      02/15/2013           385            411
                                                                                                             -------------
                                                                                                                      830
                                                                                                             -------------
Insurance -- 0.4%
  Loews Corporation                                                    7.00%      10/15/2023         1,000          1,015
  Provident Companies, Inc.                                            7.00%      07/15/2018           590            580
                                                                                                             -------------
                                                                                                                    1,595
                                                                                                             -------------
Investment Banking/Brokerage -- 5.2%
  Credit Suisse First Boston USA                                       3.88%      01/15/2009         1,500          1,499
  J.P. Morgan Chase & Co.                                              5.35%      03/01/2007         1,400          1,470
  J.P. Morgan Chase & Co.                                              5.75%      01/02/2013         2,100          2,236
  Lehman Brothers Holdings Inc.                                        6.25%      05/15/2006         2,000          2,105
  Lehman Brothers Holdings Inc.                                        4.80%      03/13/2014           800            789
  Merrill Lynch & Co., Inc.                                            3.38%      09/14/2007         1,345          1,344
  Merrill Lynch & Co., Inc.                                            6.00%      02/17/2009           800            866
  Morgan Stanley                                                       5.80%      04/01/2007         2,600          2,759
  The Bear Stearns Companies Inc.                                      4.00%      01/31/2008         1,600          1,622
  The Goldman Sachs Group, Inc.                                        4.75%      07/15/2013         4,490          4,405
  The Goldman Sachs Group, Inc.                                        6.35%      02/15/1934         2,025          2,032
                                                                                                             -------------
                                                                                                                   21,127
                                                                                                             -------------
Machinery -- 0.3%
  Case New Holland Incorporated                                        9.25%      08/01/2011         1,000          1,120/C/
                                                                                                             -------------

Manufacturing (Diversified) -- 0.1%
  The Gillette Company                                                 2.88%      03/15/2008           410            404
                                                                                                             -------------

Media -- 3.2%
  AOL Time Warner Inc.                                                 6.15%      05/01/2007         1,600          1,700
  AOL Time Warner Inc.                                                 6.88%      05/01/2012         1,460          1,629
  AOL Time Warner Inc.                                                 7.70%      05/01/1932         2,020          2,349
  Clear Channel Communications, Inc.                                   4.40%      05/15/2011         1,210          1,168
  EchoStar DBS Corporation                                             4.85%      10/01/2008           500            519/A/
  Liberty Media Corporation                                            3.38%      09/17/2006         2,335          2,360/A/
  Liberty Media Corporation                                            8.50%      07/15/2029           840            950
  Liberty Media Corporation                                            8.25%      02/01/1930           420            466
  News America Incorporated                                            6.55%      03/15/1933           110            117
  Time Warner Entertainment Company, L.P.                              8.38%      07/15/1933           995          1,218
  Viacom Inc.                                                          5.63%      08/15/2012           330            346
                                                                                                             -------------
                                                                                                                   12,822
                                                                                                             -------------
Media and Entertainment -- 0.3%
  The Walt Disney Company                                              6.20%      06/20/2014         1,280          1,392
                                                                                                             -------------

Medical Care Facilities -- 0.6%
  HCA Inc.                                                             6.30%      10/01/2012         1,790          1,856
  HCA Inc.                                                             5.75%      03/15/2014           630            624
                                                                                                             -------------
                                                                                                                    2,480
                                                                                                             -------------
Metals and Mining -- 0.5%
  Alcoa Inc.                                                           5.38%      01/15/2013         1,800          1,891
                                                                                                             -------------

Oil and Gas -- 4.4%
  Amerada Hess Corporation                                             7.30%      08/15/1931         3,740          4,077
  Apache Corporation                                                   6.25%      04/15/2012         1,150          1,289
  Conoco Inc.                                                          6.95%      04/15/2029           820            946
  ConocoPhillips                                                       4.75%      10/15/2012         2,810          2,849
  Devon Energy Corporation                                             7.95%      04/15/1932         1,350          1,675
  El Paso Corporation                                                  7.80%      08/01/1931         1,660          1,456
  El Paso Corporation                                                  7.75%      01/15/1932           340            297
  Gazprom                                                              9.63%      03/01/2013            50             56
  Ocean Energy Inc.                                                    4.38%      10/01/2007           965            986
  Panhandle Eastern Pipe Line Company                                  4.80%      08/15/2008         1,170          1,200
  Pemex Project Funding Master Trust                                   8.50%      02/15/2008           100            112
  Pride International, Inc.                                            7.38%      07/15/2014           800            888/C/
  Valero Energy Corporation                                            6.88%      04/15/2012           565            636
  XTO Energy, Inc.                                                     7.50%      04/15/2012           180            212
  XTO Energy, Inc.                                                     6.25%      04/15/2013         1,250          1,369
                                                                                                             -------------
                                                                                                                   18,048
                                                                                                             -------------
Paper and Forest Products -- 1.2%
  International Paper Company                                          5.50%      01/15/2014         1,000          1,024
  MeadWestvaco Corporation                                             6.85%      04/01/2012         1,080          1,203
  Weyerhaeuser Company                                                 6.13%      03/15/2007           750            799
  Weyerhaeuser Company                                                 6.75%      03/15/2012         1,070          1,200
  Weyerhaeuser Company                                                 7.38%      03/15/1932           720            826
                                                                                                             -------------
                                                                                                                    5,052
                                                                                                             -------------
Pharmaceuticals -- 0.4%
  Bristol-Myers Squibb Company                                         4.75%      10/01/2006           300            310
  Bristol-Myers Squibb Company                                         5.75%      10/01/2011         1,160          1,244
                                                                                                             -------------
                                                                                                                    1,554
                                                                                                             -------------
Photo Equipment and Supplies -- 0.4%
  Eastman Kodak Company                                                3.63%      05/15/2008           975            955
  Eastman Kodak Company                                                7.25%      11/15/2013           500            551
                                                                                                             -------------
                                                                                                                    1,506
                                                                                                             -------------
Real Estate -- 0.4%
  EOP Operating Limited Partnership                                    6.75%      02/15/2012         1,500          1,662
                                                                                                             -------------

Retail -- 0.5%
  Target Corporation                                                   5.88%      03/01/2012         1,240          1,350
  Wal-Mart Stores, Inc.                                                6.88%      08/10/2009           475            539
                                                                                                             -------------
                                                                                                                    1,889
                                                                                                             -------------
Special Purpose -- 6.6%
  Ahold Finance USA, Inc.                                              8.25%      07/15/2010           960          1,082
  American Honda Finance Corporation                                   3.85%      11/06/2008           960            965/C/
  Anadarko Finance Company                                             6.75%      05/01/2011           970          1,099
  ChevronTexaco Capital Company                                        3.50%      09/17/2007         1,000          1,009
  Conoco Funding Company                                               5.45%      10/15/2006         1,250          1,310
  DaimlerChrysler NA Holding Corporation                               6.40%      05/15/2006           800            842
  DaimlerChrysler NA Holding Corporation                               2.34%      09/10/2007         1,520          1,522/A/
  DaimlerChrysler NA Holding Corporation                               4.05%      06/04/2008           730            736
  DaimlerChrysler NA Holding Corporation                               7.30%      01/15/2012           735            835
  DaimlerChrysler NA Holding Corporation                               6.50%      11/15/2013           290            315
  DaimlerChrysler NA Holding Corporation                               8.50%      01/18/1931         1,800          2,200
  Devon Financing Corporation ULC                                      6.88%      09/30/2011           450            508
  Duke Capital Corporation                                             6.25%      02/15/2013           340            366
  NiSource Finance Corp.                                               3.20%      11/01/2006           985            982
  Sprint Capital Corporation                                           4.78%      08/17/2006         1,055          1,085/E/
  Sprint Capital Corporation                                           6.00%      01/15/2007           700            741
  Sprint Capital Corporation                                           8.38%      03/15/2012         1,520          1,841
  Sprint Capital Corporation                                           8.75%      03/15/1932         1,280          1,624
  TCI Communications Financing III                                     9.65%      03/31/2027         3,350          3,923
  Unilever Capital Corporation                                         7.13%      11/01/2010           480            556
  Verizon Global Funding Corp.                                         6.13%      06/15/2007         2,065          2,213
  Verizon Global Funding Corp.                                         7.75%      06/15/1932           375            450
  Verizon Wireless Capital LLC                                         5.38%      12/15/2006           800            837
                                                                                                             -------------
                                                                                                                   27,041
                                                                                                             -------------
Telecommunications -- 2.0%
  Citizens Communications Company                                      8.50%      05/15/2006         2,460          2,638
  GTE Hawaiian Telephone Company, Inc.                                 7.00%      02/01/2006           750            773
  Qwest Corporation                                                    5.63%      11/15/2008           550            539
  SBC Communications Inc.                                              5.88%      08/15/2012         1,910          2,042
  Verizon New York Inc.                                                6.88%      04/01/2012         1,820          2,024
                                                                                                             -------------
                                                                                                                    8,016
                                                                                                             -------------
Telecommunications (Cellular/Wireless) -- 1.8%
  AT&T Wireless Services Inc.                                          7.50%      05/01/2007         1,500          1,652
  AT&T Wireless Services Inc.                                          8.13%      05/01/2012           390            471
  AT&T Wireless Services Inc.                                          8.75%      03/01/1931           980          1,287
  Cingular Wireless LLC                                                5.63%      12/15/2006           800            837
  Motorola, Inc.                                                       7.63%      11/15/2010           850            995
  Nextel Communications, Inc.                                          7.38%      08/01/2015         2,040          2,193
                                                                                                             -------------
                                                                                                                    7,435
                                                                                                             -------------
Transportation -- 1.3%
  Burlington Northern Railroad Company                                 6.96%      03/22/2009           230            246
  Burlington Northern Railroad Company                                 7.33%      06/23/2010           184            185
  Continental Airlines, Inc.                                           6.55%      02/02/2019           169            163
  Continental Airlines, Inc.                                           7.26%      03/15/2020           576            568
  CSX Transportation, Inc.                                             7.88%      05/15/1943           252            307
  Delta Air Lines, Inc.                                                7.57%      11/18/2010           400            359
  Delta Air Lines, Inc.                                                6.72%      07/02/2024           746            766
  Norfolk Southern Corporation                                         7.88%      05/15/1943           348            429
  Northwest Airlines Corporation                                       7.58%      03/01/2019           196            196
  Union Pacific Corporation                                            6.50%      04/15/2012         1,750          1,939
  United Airlines, Inc.                                                7.78%      01/01/2014           245            202/D/
                                                                                                             -------------
                                                                                                                    5,360
                                                                                                             -------------

Total Corporate Bonds and Notes (Identified Cost -- $285,632)                                                      294,692
--------------------------------------------------------------------------------------------------------------------------

U.S. Government and Agency Obligations -- 2.2% Fixed Rate Securities -- 2.2%
  Tennessee Valley Authority                                           5.38%      11/13/2008           150            161
  United States Treasury Bonds                                         2.38%      01/15/2025         2,663          2,774
  United States Treasury Bonds                                         5.38%      02/15/1931           550            589
  United States Treasury Notes                                         3.38%      09/15/2009         1,070          1,070
  United States Treasury Notes                                         4.25%      08/15/2014         4,130          4,173
                                                                                                             -------------

Total U.S. Government and Agency Obligations (Identified Cost -- $8,568)                                             8,767
--------------------------------------------------------------------------------------------------------------------------

U.S. Government Agency Mortgage-Backed Securities -- N.M.%
Fixed Rate Securities -- N.M.
  Fannie Mae                                                           8.00%      04/25/2006            19             19

Indexed Securities -- N.M.
  Freddie Mac                                                          3.58%      09/01/2024           118            121
                                                                                                             -------------

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost -- $137)                                      140
--------------------------------------------------------------------------------------------------------------------------

Yankee Bonds /F/ -- 22.1%
Banking and Finance -- 1.0%
  Corporacion Andina de Fomento                                        2.01%      01/26/2007         1,260          1,263/A/
  HBOS Capital Funding LP                                              6.07%      06/30/1949         1,490          1,575/C/
  HBOS Treasury Services plc                                           4.00%      09/15/2009         1,080          1,083/C/
                                                                                                             -------------
                                                                                                                    3,921
                                                                                                             -------------
Banks -- 2.0%
  ABN Amro Bank Nv                                                     4.65%      06/04/2018         1,530          1,440
  HSBC Holdings plc                                                    5.25%      12/12/2012         4,400          4,564
  ING Bank N.V.                                                        5.13%      05/01/2015           500            505/C/
  Royal Bank of Scotland Group plc                                     8.82%      03/31/1949         1,500          1,546
                                                                                                             -------------
                                                                                                                    8,055
                                                                                                             -------------
Cable -- 0.2%
  British Sky Broadcasting Group plc                                   6.88%      02/23/2009           870            961
                                                                                                             -------------

Diversified Financial Services -- 0.3%
  Encana Holdings Finance Corp                                         5.80%      05/01/2014         1,325          1,407
                                                                                                             -------------

Electric -- 1.0%
  Empresa Nacional de Electricidad S.A.                                8.50%      04/01/2009         1,805          2,037
  Hydro-Quebec                                                         7.50%      04/01/2016         1,625          2,022
                                                                                                             -------------
                                                                                                                    4,059
                                                                                                             -------------
Foreign Governments -- 7.9%
  Federative Republic of Brazil                                        3.13%      04/15/2009           147            144/A/
  Federative Republic of Brazil                                       14.50%      10/15/2009           280            361
  Federative Republic of Brazil                                       12.00%      04/15/2010           580            691
  Federative Republic of Brazil                                        3.13%      04/15/2012           405            375/A/
  Federative Republic of Brazil                                        3.13%      04/15/2012           621            575/A/
  Federative Republic of Brazil                                        8.00%      04/15/2014         1,513          1,496
  Federative Republic of Brazil                                       11.00%      08/17/1940           410            460
  Province of Nova Scotia                                              5.75%      02/27/2012         1,500          1,639
  Province of Ontario                                                  3.50%      09/17/2007         1,000          1,006
  Province of Ontario                                                  5.13%      07/17/2012           450            474
  Quebec Province                                                      7.50%      09/15/2029           460            596
  Republic of Chile                                                    2.52%      01/28/2008           850            852/A/
  Republic of Colombia                                                10.50%      07/09/2010           360            415
  Republic of Colombia                                                11.75%      02/25/2020           510            623
  Republic of Italy                                                    3.75%      12/14/2007         1,490          1,508
  Republic of Panama                                                   9.63%      02/08/2011           120            138
  Republic of Panama                                                   9.38%      07/23/2012           300            340
  Republic of Panama                                                  10.75%      05/15/2020           190            228
  Republic of Panama                                                   9.38%      01/16/2023           260            283
  Republic of Peru                                                     5.00%      03/07/2017           933            858/C/
  Republic of Peru                                                     5.00%      03/07/2017           220            201/C/
  Republic of Peru                                                     8.75%      11/21/1933           210            208
  Republic of South Africa                                             7.38%      04/25/2012           650            733
  Republic of South Africa                                             6.50%      06/02/2014           700            747
  Russian Federation                                                   8.25%      03/31/2010            80             87
  Russian Federation                                                   5.00%      03/31/1930         3,920          3,771/E/
  United Mexican States                                                8.38%      01/14/2011         6,375          7,475
  United Mexican States                                               11.50%      05/15/2026         2,590          3,898
  United Mexican States                                                7.50%      04/08/1933         1,812          1,904
                                                                                                             -------------
                                                                                                                   32,086
                                                                                                             -------------
Insurance -- 0.9%
  Axa                                                                  8.60%      12/15/1930         1,630          2,110
  Oil Insurance Ltd                                                    5.15%      08/15/1933           585            595/C/
  XL Capital plc                                                       6.50%      01/15/2012           700            768
                                                                                                             -------------
                                                                                                                    3,473
                                                                                                             -------------
Manufacturing (Diversified) -- 1.0%
  Tyco International Group SA                                          6.38%      02/15/2006         1,900          1,986
  Tyco International Group SA                                          6.38%      10/15/2011           250            277
  Tyco International Group SA                                          7.00%      06/15/2028           554            625
  Tyco International Group SA                                          6.88%      01/15/2029         1,051          1,178
                                                                                                             -------------
                                                                                                                    4,066
                                                                                                             -------------
Oil and Gas -- 1.4%
  Petrobras International Finance Company (PIFCO)                      9.75%      07/06/2011           905          1,055
  Petroliam Nasional Berhad                                            7.63%      10/15/2026           610            719/C/
  YPF Sociedad Anonima                                                10.00%      11/02/2028         3,500          4,095
                                                                                                             -------------
                                                                                                                    5,869
                                                                                                             -------------
Special Purpose -- 2.5%
  Aries Vermogensverwaltungs                                           9.60%      10/25/2014         1,000          1,122/C/
  Deutsche Telekom International Finance BV                            8.75%      06/15/1930         1,400          1,810
  Deutsche Telekom International Finance BV                            9.25%      06/01/1932           670            934
  Diageo Capital plc                                                   3.50%      11/19/2007           630            631
  Diageo Capital plc                                                   3.38%      03/20/2008           120            120
  Gaz Capital S.A.                                                     8.63%      04/28/1934           150            159/C/
  Gemstone Investors Limited                                           7.71%      10/31/2004           440            441/C/
  General Motors Nova Scotia Finance Company                           6.85%      10/15/2008         1,160          1,230
  HSBC Capital Funding LP                                              4.61%      12/29/1949           760            730
  Petronas Capital Ltd.                                                7.88%      05/22/2022           770            922/C/
  Telefonica Europe BV                                                 8.25%      09/15/1930           800          1,042
  UFJ Finance Aruba AEC                                                6.75%      07/15/2013           920          1,020
                                                                                                             -------------
                                                                                                                   10,161
                                                                                                             -------------
Telecommunications -- 3.0%
  British Telecommunications plc                                       8.38%      12/15/2010           900          1,085
  British Telecommunications plc                                       8.88%      12/15/1930           420            552
  France Telecom SA                                                    8.50%      03/01/2011         3,000          3,591
  France Telecom SA                                                    9.25%      03/01/1931           340            451
  INTELSAT                                                             6.50%      11/01/2013         1,365          1,119
  Koninklijke KPN NV                                                   8.00%      10/01/2010           990          1,177
  Tele Norte Leste Participacoes S.A.                                  8.00%      12/18/2013         1,080          1,048/C/
  Telecom Italia S.p.A.                                                5.25%      11/15/2013         2,025          2,063/C/
  Telecom Italia S.p.A.                                                4.95%      09/30/2014           200            198/C/
  Telus Corporation                                                    7.50%      06/01/2007           700            767
                                                                                                             -------------
                                                                                                                   12,051
                                                                                                             -------------
Telecommunications (Cellular/Wireless) -- 0.2%
  Rogers Wireless Communications Inc.                                  6.38%      03/01/2014         1,000            920
                                                                                                             -------------

Transportation -- 0.3%
  C P Railway Limited                                                  7.13%      10/15/1931         1,000          1,172
                                                                                                             -------------

Utilities -- 0.4%
  United Utilities plc                                                 5.38%      02/01/2019         1,550          1,525
                                                                                                             -------------

Total Yankee Bonds (Identified Cost -- $84,977)                                                                     89,726
                                                                                                             -------------
Total Long-Term Securities (Identified Cost -- $379,314)                                                           393,325
--------------------------------------------------------------------------------------------------------------------------

Short-Term Securities -- 2.7%
U.S. Government and Agency Obligations -- 0.1%
Fixed Rate Securities -- 0.1%
  Fannie Mae                                                           0.00%      04/01/2005           480            475/G/
                                                                                                             -------------

Repurchase Agreements -- 2.6%
  Deutsche Bank
  1.85%, dated 9/30/04, to be repurchased at $5,340
  on 10/1/04 (Collateral: $5,460 Federal Home Loan
  Bank bonds, 2.5%, due 4/11/06, value $5,449)                                                       5,340          5,340

  Goldman, Sachs & Company
  1.85%, dated 9/30/04, to be repurchased at $5,300
  on 10/1/04 (Collateral: $5,360 Fannie Mae notes,
  3.125%, due 5/4/07, value $5,475)                                                                  5,300          5,300
                                                                                                             -------------
                                                                                                                   10,640
                                                                                                             -------------
Total Short-Term Securities (Identified Cost -- $11,115)                                                            11,115
--------------------------------------------------------------------------------------------------------------------------

Total Investments -- 99.4%  (Identified Cost -- $390,429)                                                           404,440
Other Assets Less Liabilities -- 0.6%                                                                                2,473
                                                                                                             -------------

Net Assets -- 100.0%                                                                                              $406,913
--------------------------------------------------------------------------------------------------------------------------

                                                                                                            Appreciation/
                                                      Expiration            ctual Contracts                  Depreciation
                                                         Date              A                                (            )
--------------------------------------------------------------------------------------------------------------------------

Futures Contracts Written
     U.S. Treasury Bond Futures                     December 2004                       405                        $   52
                                                                                                            --------------

/A/ Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate ('LIBOR"), or the one-year Treasury Bill rate. The coupon rates are the rates as of September 30,2004.
/B/ Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
/C/ Rule 144a Security - A security purchased pursuant to Rule 144a under the
    Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 3.7% of net assets.
/D/ Bond is in default at September 30, 2004.
/E/ Stepped coupon security - A security with a predetermined schedule of interest or dividend rate changes.
/F/ Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
/G/ Collateral to cover futures contracts.

Portfolio of Investments

Limited Duration Bond Portfolio
September 30, 2004
(Amounts in Thousands) (Unaudited)

                                                                       Rate     Maturity Date   Shares/Par            Value
---------------------------------------------------------------------------------------------------------------------------------
Long-Term Securities -- 82.8%

Corporate Bonds and Notes -- 26.0%
Aerospace/Defense -- 0.2%
  Northrop Grumman Corporation                                            4.08%      11/16/2006         $500                $508
                                                                                                                 ----------------


Banking and Finance -- 4.2%
  Countrywide Home Loans, Inc.                                            5.50%      02/01/2007        2,000               2,097
  Ford Motor Credit Company                                               2.79%      09/28/2007        2,720               2,717/A/
  General Motors Acceptance Corporation                                   2.51%      01/16/2007        1,400               1,402/A/
  General Motors Acceptance Corporation                                   3.08%      09/23/2008        2,600               2,599/A/
  Household Finance Corporation                                           7.65%      05/15/2007        2,000               2,196
  John Deere Capital Corporation                                          3.90%      01/15/2008        1,000               1,014
                                                                                                                 ----------------
                                                                                                                          12,025
                                                                                                                 ----------------

Banks -- 0.6%
  FleetBoston Financial Corporation                                       4.88%      12/01/2006        1,800               1,869
                                                                                                                 ----------------


Cable -- 0.7%
  Comcast Cable Communications, Inc.                                      6.38%      01/30/2006        2,000               2,082
                                                                                                                 ----------------


Computer Services and Systems -- 0.4%
  Electronic Data Systems Corporation                                     7.13%      10/15/2009        1,000               1,074
                                                                                                                 ----------------


Consumer Products -- 0.7%
  The Procter & Gamble Company                                            4.75%      06/15/2007        1,800               1,875
                                                                                                                 ----------------


Diversified Financial Services -- 2.1%
  CIT Group Inc.                                                          2.32%      09/22/2006        1,000               1,005/A/
  Citigroup Inc.                                                          3.63%      02/09/2009        2,000               1,993
  General Electric Capital Corporation                                    1.76%      07/28/2008        3,000               2,995/A/
                                                                                                                 ----------------
                                                                                                                           5,993
                                                                                                                 ----------------

Electric -- 1.8%
  Dominion Resources, Inc.                                                2.01%      05/15/2006        2,000               2,004/A/
  FirstEnergy Corp.                                                       5.50%      11/15/2006        3,000               3,122
                                                                                                                 ----------------
                                                                                                                           5,126
                                                                                                                 ----------------

Energy -- 2.3%
  Alabama Power Company                                                   3.13%      05/01/2008        1,000                 984
  DTE Energy Company                                                      2.74%      06/01/2007        1,050               1,050/A/
  Duke Energy Corporation                                                 3.75%      03/05/2008        1,500               1,507
  Pacific Gas and Electric Company                                        3.60%      03/01/2009        1,000                 988
  Sempra Energy                                                           2.21%      05/21/2008        2,000               1,998/A/
                                                                                                                 ----------------
                                                                                                                           6,527
                                                                                                                 ----------------

Food, Beverage and Tobacco -- 1.2%
  Altria Group, Inc.                                                      5.63%      11/04/2008        3,000               3,063
  Kraft Foods Inc.                                                        5.63%      11/01/2011          500                 528
                                                                                                                 ----------------
                                                                                                                           3,591
                                                                                                                 ----------------

Investment Banking/Brokerage -- 1.8%
  J.P. Morgan Chase & Co.                                                 2.16%      10/02/2009        1,730               1,730/A/
  Lehman Brothers Holdings Inc.                                           7.00%      02/01/2008        1,000               1,104
  The Bear Stearns Companies Inc.                                         2.13%      09/09/2009        1,000                 998/A/
  The Goldman Sachs Group, Inc.                                           1.98%      07/23/2009        1,500               1,502/A/
                                                                                                                 ----------------
                                                                                                                           5,334
                                                                                                                 ----------------

Media -- 1.8%
  Liberty Media Corporation                                               3.38%      09/17/2006        2,000               2,021/A/
  News America Incorporated                                               6.63%      01/09/2008        2,000               2,181
  Viacom Inc.                                                             5.63%      05/01/2007        1,000               1,058
                                                                                                                 ----------------
                                                                                                                           5,260
                                                                                                                 ----------------

Oil and Gas -- 2.8%
  Amerada Hess Corporation                                                7.38%      10/01/2009        1,500               1,686
  ConocoPhillips                                                          3.63%      10/15/2007        2,000               2,020
  Occidental Petroleum Corporation                                        7.65%      02/15/2006          750                 797
  Pemex Project Funding Master Trust                                      8.50%      02/15/2008        3,300               3,708
                                                                                                                 ----------------
                                                                                                                           8,211
                                                                                                                 ----------------

Paper and Forest Products -- 0.4%
  Weyerhaeuser Company                                                    6.13%      03/15/2007        1,000               1,064
                                                                                                                 ----------------


Pharmaceuticals -- 0.7%
  Bristol-Myers Squibb Company                                            4.75%      10/01/2006        2,000               2,067
                                                                                                                 ----------------


Retail -- 0.5%
  Wal-Mart Stores, Inc.                                                   5.45%      08/01/2006        1,500               1,568
                                                                                                                 ----------------


Special Purpose -- 2.5%
  DaimlerChrysler NA Holding Corporation                                  2.34%      09/10/2007        3,000               3,003/A/
  Sprint Capital Corporation                                              4.78%      08/17/2006        3,000               3,084
  Verizon Wireless Capital LLC                                            5.38%      12/15/2006        1,000               1,047
                                                                                                                 ----------------
                                                                                                                           7,134
                                                                                                                 ----------------

Telecommunications (Cellular/Wireless) -- 1.3%
  AT&T Wireless Services Inc.                                             7.35%      03/01/2006        2,000               2,124
  Motorola, Inc.                                                          4.61%      11/16/2007        1,500               1,541
                                                                                                                 ----------------
                                                                                                                           3,665
                                                                                                                 ----------------

Total Corporate Bonds and Notes (Identified Cost -- $75,163)                                                               74,973
---------------------------------------------------------------------------------------------------------------------------------

Asset-Backed Securities -- 8.8%
Fixed Rate Securities -- 1.1%
  UPFC Auto Receivables Trust 2004-A                                      3.27%      09/15/2010        3,000               3,002
                                                                                                                 ----------------


Indexed Securities /A/ -- 7.7%
  Citibank Credit Card Issuance Trust, Series 2002-B1                     1.90%      06/25/2009        1,675               1,680
  Countrywide Home Equity Loan Trust 2002-G                               2.13%      12/15/2028        2,822               2,830
  Countrywide Home Equity Loan Trust 2004-J                               2.16%      03/25/1932        3,100               3,100
  Countrywide Home Equity Loan Trust 2004-O                               2.16%      02/15/1934        2,640               2,638
  Providian Gateway Master Trust 2002-B                                   2.46%      06/15/2009        3,000               3,007/B/
  Rental Car Finance Corporation 2003-1A                                  2.24%      05/25/2008        3,000               3,020/B/
  Rental Car Finance Corporation 2004-1A                                  2.04%      06/25/2009        3,000               3,004/B/
  Superior Wholesale Inventory Financing Trust 2004-A10                   1.88%      09/15/2011        3,000               2,992
                                                                                                                 ----------------
                                                                                                                          22,271
                                                                                                                 ----------------

Total Asset-Backed Securities (Identified Cost -- $25,292)                                                                 25,273
---------------------------------------------------------------------------------------------------------------------------------

Mortgage-Backed Securities -- 12.7%
Fixed Rate Securities -- 7.2%
  Blackrock Capital Finance L.P. 1997-R3                                  7.22%      11/25/2028          616                 625/B/
  Residential Asset Securitization Trust 2003-A14                         4.75%      02/25/2019       13,455              13,433
  Washington Mutual Mortgage Securities Corporation 2004-RA1              7.00%      03/25/1934        6,535               6,673
                                                                                                                 ----------------
                                                                                                                          20,731
                                                                                                                 ----------------

Indexed Securities /A/ -- 5.5%
  Impac CMB Trust 2004-2                                                  2.10%      04/25/1934        2,598               2,603
  Impac CMB Trust 2004-6                                                  2.23%      10/25/1934        1,565               1,564
  Impac Secured Assets Corporation 2004-3                                 2.04%      11/25/1934        3,966               3,961
  Sequoia Mortgage Trust 2003-2 A2                                        1.62%      06/20/1933        2,300               2,300
  Sequoia Mortgage Trust 2003-7 A1                                        2.13%      01/20/1934        2,627               2,621
  Washington Mutual 2004-AR8                                              2.26%      06/25/1944        2,952               2,954
                                                                                                                 ----------------
                                                                                                                          16,003
                                                                                                                 ----------------

Total Mortgage-Backed Securities (Identified Cost -- $36,915)                                                              36,734
---------------------------------------------------------------------------------------------------------------------------------

U.S. Government and Agency Obligations -- 23.6% Fixed Rate Securities -- 17.0%
  Fannie Mae                                                              3.13%      07/15/2006        6,000               6,043
  Fannie Mae                                                              3.25%      02/15/2009        3,000               2,955
  Federal Home Loan Bank                                                  2.50%      03/30/2006        6,000               5,990
  Federal Home Loan Bank                                                  2.63%      10/16/2006        3,000               2,986
  Freddie Mac                                                             3.63%      11/14/2008        3,000               3,012
  Freddie Mac                                                             5.75%      03/15/2009        3,000               3,260
  United States Treasury Notes                                            1.63%      09/30/2005       17,430              17,334
  United States Treasury Notes                                            3.38%      09/15/2009        7,450               7,452
                                                                                                                 ----------------
                                                                                                                          49,032
                                                                                                                 ----------------

Indexed Securities /C/ -- 6.6%
  United States Treasury Inflation-Protected Security                     3.63%      01/15/2008        8,207               9,000
  United States Treasury Inflation-Protected Security                     3.00%      07/15/2012        6,321               6,999
  United States Treasury Inflation-Protected Security                     3.88%      04/15/2029        2,304               3,057
                                                                                                                 ----------------
                                                                                                                          19,056
                                                                                                                 ----------------

Total U.S. Government and Agency Obligations (Identified Cost -- $68,093)                                                  68,088
---------------------------------------------------------------------------------------------------------------------------------

U.S. Government Agency Mortgage-Backed Securities -- 8.1% Fixed Rate Securities
-- 7.8%
  Fannie Mae                                                              8.50%6/1/10 to 8/1/11          101                 103
                                                                                     11/1/10 to
  Fannie Mae                                                              6.50%         10/1/32        5,155               5,426
  Fannie Mae                                                              7.00%1/1/13 to 1/1/33        9,053               9,611
  Fannie Mae                                                              9.50%      07/01/2014          115                 127
  Fannie Mae                                                             11.00%      12/01/2015           94                 103
  Fannie Mae                                                             12.50%1/1/18 to 4/1/18           86                  99
  Fannie Mae                                                              9.00%      11/01/2021          241                 267
  Fannie Mae                                                              6.00%      11/01/2027            1                   1
  Freddie Mac                                                             8.25%      02/01/2008           31                  31
                                                                                     12/1/08 to
  Freddie Mac                                                             8.50%        6/1/21            146                 155
                                                                                     11/1/09 to
  Freddie Mac                                                             9.75%       11/1/14             55                  59
  Freddie Mac                                                             9.00%1/1/17 to 1/1/21          292                 319
                                                                                     1/25/21 to
  Freddie Mac                                                             7.00%        4/1/32          4,333               4,594
  Freddie Mac                                                             8.00%      02/01/1931          710                 772
                                                                                     6/15/06 to
  Government National Mortgage Association                                9.00%       9/15/22            456                 478
                                                                                     5/15/14 to
  Government National Mortgage Association                                6.00%      11/15/28            419                 441
                                                                                                                 ----------------
                                                                                                                          22,586
                                                                                                                 ----------------

Stripped Securities -- 0.3%
  Government National Mortgage Association                                6.69%      06/16/2026        3,262              358/A,D1/
  Government National Mortgage Association                                6.74%      08/16/2026        2,763              353/A,D1/
                                                                                                                 ----------------
                                                                                                                          711
                                                                                                                 ----------------

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost --
$23,979)                                                                                                                  23,297
---------------------------------------------------------------------------------------------------------------------------------

Yankee Bonds /E/ -- 3.3%
Banks -- 0.3%
  The Korea Development Bank                                              4.75%      07/20/2009        1,000               1,023
                                                                                                                 ----------------


Energy -- 0.3%
  SP Powerassets LTD                                                      3.80%      10/22/2008        1,000               1,001/B/
                                                                                                                 ----------------


Foreign Governments -- 0.5%
  Russian Federation                                                      8.25%      03/31/2010        1,360               1,479
                                                                                                                 ----------------


Manufacturing (Diversified) -- 1.1%
  Tyco International Group SA                                             4.44%      06/15/2007        3,000               3,066/B/
                                                                                                                 ----------------


Telecommunications -- 1.1%
  British Telecommunications plc                                          7.88%      12/15/2005        1,500               1,589
  Telecom Italia Capital                                                  4.00%      01/15/2010        1,500               1,488/B/
                                                                                                                 ----------------
                                                                                                                           3,077
                                                                                                                 ----------------

Total Yankee Bonds (Identified Cost -- $9,671)                                                                              9,646
---------------------------------------------------------------------------------------------------------------------------------

Preferred Stocks -- 0.3%
  Home Ownership Funding Corporation                                     13.33%                            5shs            205/B,F/
  Home Ownership Funding Corporation II                                  13.34%                           14               576/B,F/
                                                                                                                 ----------------
                                                                                                                           781
                                                                                                                 ----------------

Total Preferred Stocks (Identified Cost -- $1,537)                                                                            781
Total Long-Term Securities (Identified Cost -- $240,650)                                                                  238,792
---------------------------------------------------------------------------------------------------------------------------------

Short-Term Securities -- 21.0%

U.S. Government and Agency Obligations -- 9.6%
  Fannie Mae                                                              0.00%      04/01/2005          670                 664/G/
  United States Treasury Bills                                            0.00%      10/14/2004       27,000              26,987/G/
                                                                                                                 ----------------

Total U.S. Government and Agency Obligations                                                                              27,651
---------------------------------------------------------------------------------------------------------------------------------

Repurchase Agreements -- 11.4%
Deutsche Bank
  1.85%, dated 9/30/04, to be repurchased at $16,053
  on 10/1/04 (Collateral: $16,078 Fannie Mae notes,
  4.61%, due 10/10/13, value $16,726)                                                                 16,052              16,052

Goldman, Sachs & Company
  1.85%, dated 9/30/04, to be repurchased at $17,001
  on 10/1/04 (Collateral: $16,095 Fannie Mae notes,
  5.5%, due 3/15/11, value $17,379)                                                                   17,000              17,000
                                                                                                                 ----------------
                                                                                                                          33,052

Total Short-Term Securities (Identified Cost -- $60,703)                                                                   60,703
---------------------------------------------------------------------------------------------------------------------------------

Total Investments -- 103.8%  (Identified Cost -- $301,353)                                                               299,495
Other Assets Less Liabilities -- (3.8)%                                                                                 (11,001)
                                                                                                                 ----------------

Net Assets -- 100.0%                                                                                                     $288,494
---------------------------------------------------------------------------------------------------------------------------------

  /A/Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate ('LIBOR"). The coupon rates are the rates as of September 30, 2004.
  /B/Rule 144a Security - A security purchased pursuant to Rule 144a under the
     Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 5.5% of net assets.
  /C/Treasury Inflation-Protected Security - Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price
     Index for all urban consumers. Interest is calculated on the basis of the current adjusted principal value.
  /D/Stripped security - Security with interest-only or principal-only payment streams, denoted by a 1 or 2 respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
  /E/ Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
  /F/Stepped coupon security - A security with a predetermined schedule of interest or dividend rate changes.
  /G/Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

Portfolio of Investments

U.S. Government Money Market Portfolio
September 30, 2004
(Amounts in Thousands) (Unaudited)

                                                                    Rate            Maturity Date           Par         Value
-----------------------------------------------------------------------------------------------------------------------------------

U.S. Government and Agency Obligations -- 77.1%
     Fannie Mae                                                 0.9% to 1.86%     10/1/04 to 5/27/05         $166,380      $166,328
     Federal Home Loan Bank                                     0.9% to 1.84%     10/1/04 to 4/25/05           91,239        91,216
     Freddie Mac                                                1.4% to 2.3%      10/5/04 to 9/26/05           56,745        56,721
                                                                                                                    ---------------
Total U.S. Government and Agency Obligations (Identified Cost -- $314,265)                                                  314,265
-----------------------------------------------------------------------------------------------------------------------------------

Repurchase Agreements -- 24.2%
     Goldman Sachs & Company
     1.85%, dated 9/30/04, to be repurchased at $58,003
     on 10/1/04 (Collateral: $58,655 Fannie Mae notes,
     3.125%, due 5/4/07, value $59,911)                                                                        58,000        58,000

     Merrill Lynch Government Securities, Inc.
     1.86%, dated 9/30/04, to be repurchased at $40,882
     on 10/1/04 (Collateral: $42,880 Fannie Mae notes,
      4.375%, due 7/17/13, value $42,081)                                                                40,880              40,880
                                                                                                                    ---------------


Total Repurchase Agreement (Identified Cost -- $98,880)                                                                      98,880
-----------------------------------------------------------------------------------------------------------------------------------

Total Investments, at amortized cost and value -- 101.3%                                                                 413,145/A/

Other Assets Less Liabilities -- (1.3)%                                                                                   (5,315)
                                                                                                                    ---------------

Net Assets  -- 100.0%                                                                                                    $407,830
-----------------------------------------------------------------------------------------------------------------------------------
  /A/Also represents cost for federal income tax purposes.

Security Valuation
         Securities owned by Core Bond, High Yield, Investment Grade and Limited Duration, for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued by the Board of Directors and management. In determining fair value, the Board of Directors and management consider all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.
         With respect to High Yield, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund's adviser to be the primary market. Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the Exchange, usually 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.
         In accordance with Rule 2a-7, the investment of Government Money Market are valued on the basis of amortized cost, so long as the Fund's Board of Directors determines that this method constitutes fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate accretion or amortization of any discount or premium is recorded until maturity of the security.

Options, Futures and Swap Agreements
         The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract's value fluctuates, payments known as variation margin are made by or received by the Fund each day, depending on the daily fluctuations in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is available on the Securities and Exchange Commission's website (www.sec.gov).


Item 2 - Controls and Procedures

     (a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

         Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                           SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Income Trust, Inc.

By:  /s/ Mark R. Fetting
---------------------------------

Mark R. Fetting
President, Legg Mason Income Trust, Inc.
Date:  November 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Mark R. Fetting
-------------------------------

Mark R. Fetting
President, Legg Mason Income Trust, Inc.
Date:  November 22, 2004


By:  /s/ Marie K. Karpinski
----------------------------------

Marie K. Karpinski
Vice President and Treasurer, Legg Mason Income Trust, Inc.
Date:  November 22, 2004